Quarterly Holdings Report
for
Fidelity Freedom® Blend 2025 Fund
December 31, 2023
FBF-Y25-NPRT3-0224
1.9892468.105
U.S. Treasury Obligations - 0.2%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.29% to 5.38% 1/25/24 to 3/21/24 (b) (Cost $2,787,912)	2,800,000	2,788,390

Domestic Equity Funds - 27.6%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (c)	6,450,745	100,760,640
Fidelity Series Commodity Strategy Fund (c)	109,030	10,099,428
Fidelity Series Large Cap Growth Index Fund (c)	3,336,858	63,900,835
Fidelity Series Large Cap Stock Fund (c)	3,463,693	67,680,566
Fidelity Series Large Cap Value Index Fund (c)	8,191,347	120,576,629
Fidelity Series Small Cap Core Fund (c)	26,441	297,466
Fidelity Series Small Cap Opportunities Fund (c)	2,241,933	31,162,870
Fidelity Series Value Discovery Fund (c)	2,998,046	44,610,927
TOTAL DOMESTIC EQUITY FUNDS (Cost $356,951,805)		439,089,361

International Equity Funds - 27.1%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	1,837,730	26,996,258
Fidelity Series Emerging Markets Fund (c)	3,605,693	30,504,166
Fidelity Series Emerging Markets Opportunities Fund (c)	7,037,965	121,967,925
Fidelity Series International Growth Fund (c)	3,908,528	66,953,085
Fidelity Series International Index Fund (c)	2,157,190	25,368,560
Fidelity Series International Small Cap Fund (c)	1,452,809	24,639,643
Fidelity Series International Value Fund (c)	5,742,602	67,016,171
Fidelity Series Overseas Fund (c)	5,162,300	66,955,031
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $398,041,211)		430,400,839

Bond Funds - 43.6%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	18,038,516	138,175,032
Fidelity Series Corporate Bond Fund (c)	8,585,850	80,020,125
Fidelity Series Emerging Markets Debt Fund (c)	1,052,897	8,159,948
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	284,773	2,668,323
Fidelity Series Floating Rate High Income Fund (c)	162,095	1,463,714
Fidelity Series Government Bond Index Fund (c)	12,673,401	117,228,960
Fidelity Series High Income Fund (c)	973,229	8,184,858
Fidelity Series International Developed Markets Bond Index Fund (c)	6,939,091	60,647,653
Fidelity Series Investment Grade Bond Fund (c)	11,778,376	118,961,600
Fidelity Series Investment Grade Securitized Fund (c)	8,859,144	79,909,482
Fidelity Series Long-Term Treasury Bond Index Fund (c)	13,093,952	76,730,558
Fidelity Series Real Estate Income Fund (c)	164,785	1,563,811
TOTAL BOND FUNDS (Cost $787,197,703)		693,714,064

Short-Term Funds - 1.5%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (d)	3,823,142	3,823,906
Fidelity Series Government Money Market Fund 5.43% (c)(e)	5,425,914	5,425,914
Fidelity Series Short-Term Credit Fund (c)	20,364	200,587
Fidelity Series Treasury Bill Index Fund (c)	1,407,950	13,995,027
TOTAL SHORT-TERM FUNDS (Cost $23,448,512)		23,445,434

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $1,568,427,143)	1,589,438,088
NET OTHER ASSETS (LIABILITIES) - 0.0%	39,920
NET ASSETS - 100.0%	1,589,478,008

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	318	Mar 2024	35,899,219	1,146,037	1,146,037
CBOT 5-Year U.S. Treasury Note Contracts (United States)	506	Mar 2024	55,039,359	1,199,726	1,199,726
CBOT Long Term U.S. Treasury Bond Contracts (United States)	64	Mar 2024	7,996,000	581,225	581,225

TOTAL PURCHASED					2,926,988

Sold

Equity Index Contracts
CME Micro E-mini S&P 500 Index Contracts (United States)	55	Mar 2024	13,255,000	(440,072)	(440,072)
ICE MSCI EAFE Index Contracts (United States)	20	Mar 2024	2,252,400	(21,758)	(21,758)
ICE MSCI Emerging Markets Index Contracts (United States)	266	Mar 2024	13,748,210	(609,388)	(609,388)

TOTAL SOLD					(1,071,218)

TOTAL FUTURES CONTRACTS					1,855,770
The notional amount of futures purchased as a percentage of Net Assets is 6.3%
The notional amount of futures sold as a percentage of Net Assets is 1.8%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,788,390.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	2,060,328	28,723,445	26,959,867	97,978	-	-	3,823,906	0.0%
Total	2,060,328	28,723,445	26,959,867	97,978	-	-	3,823,906

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	121,256,615	32,336,103	9,048,462	4,390,209	(131,995)	(6,237,229)	138,175,032
Fidelity Series Blue Chip Growth Fund	92,576,641	11,985,338	29,873,410	548,646	(1,381,612)	27,453,683	100,760,640
Fidelity Series Canada Fund	27,012,122	3,772,483	5,707,062	893,009	137,595	1,781,120	26,996,258
Fidelity Series Commodity Strategy Fund	10,168,216	2,197,974	1,574,359	460,302	(260,822)	(431,581)	10,099,428
Fidelity Series Corporate Bond Fund	71,536,047	13,989,112	7,007,478	2,387,818	(87,339)	1,589,783	80,020,125
Fidelity Series Emerging Markets Debt Fund	7,494,700	933,755	688,974	373,529	(8,939)	429,406	8,159,948
Fidelity Series Emerging Markets Debt Local Currency Fund	2,541,531	313,037	255,862	131,580	1,976	67,641	2,668,323
Fidelity Series Emerging Markets Fund	18,800,585	11,395,906	848,171	733,695	(92,758)	1,248,604	30,504,166
Fidelity Series Emerging Markets Opportunities Fund	124,449,774	6,193,341	15,328,503	3,379,207	(2,351,290)	9,004,603	121,967,925
Fidelity Series Floating Rate High Income Fund	1,419,697	211,440	193,457	108,739	(640)	26,674	1,463,714
Fidelity Series Government Bond Index Fund	105,877,573	21,865,652	9,396,220	2,371,122	(36,942)	(1,081,103)	117,228,960
Fidelity Series Government Money Market Fund 5.43%	4,180,278	2,875,355	1,629,719	186,851	-	-	5,425,914
Fidelity Series High Income Fund	7,608,311	951,502	601,936	382,794	2,557	224,424	8,184,858
Fidelity Series International Developed Markets Bond Index Fund	57,580,813	9,389,683	6,640,449	2,259,351	(158,105)	475,711	60,647,653
Fidelity Series International Growth Fund	62,700,338	8,110,509	9,219,375	861,780	(564,321)	5,925,934	66,953,085
Fidelity Series International Index Fund	25,999,698	3,124,674	5,302,104	710,200	(117,932)	1,664,224	25,368,560
Fidelity Series International Small Cap Fund	19,518,607	5,834,779	2,528,826	831,449	(104,692)	1,919,775	24,639,643
Fidelity Series International Value Fund	62,479,185	7,793,928	9,374,130	2,146,069	125,911	5,991,277	67,016,171
Fidelity Series Investment Grade Bond Fund	107,789,584	21,223,007	10,315,638	3,450,217	(147,362)	412,009	118,961,600
Fidelity Series Investment Grade Securitized Fund	74,303,878	12,715,283	7,103,367	2,281,687	(126,757)	120,445	79,909,482
Fidelity Series Large Cap Growth Index Fund	58,642,125	7,006,181	14,839,484	536,541	1,105,201	11,986,812	63,900,835
Fidelity Series Large Cap Stock Fund	64,150,858	8,240,176	11,529,826	3,508,922	313,956	6,505,402	67,680,566
Fidelity Series Large Cap Value Index Fund	119,762,256	15,079,474	21,436,810	4,874,607	435,282	6,736,427	120,576,629
Fidelity Series Long-Term Treasury Bond Index Fund	72,906,070	15,495,001	7,953,508	1,769,202	(636,672)	(3,080,333)	76,730,558
Fidelity Series Overseas Fund	62,639,383	7,702,667	8,489,619	1,097,077	(137,872)	5,240,472	66,955,031
Fidelity Series Real Estate Income Fund	2,601,352	281,762	1,329,040	111,251	(168,062)	177,799	1,563,811
Fidelity Series Short-Term Credit Fund	189,788	6,746	-	4,282	-	4,053	200,587
Fidelity Series Small Cap Core Fund	192,337	104,513	38,744	4,858	3,975	35,385	297,466
Fidelity Series Small Cap Opportunities Fund	29,286,369	4,142,926	6,413,493	318,894	112,715	4,034,353	31,162,870
Fidelity Series Treasury Bill Index Fund	10,634,419	6,382,380	3,012,092	465,920	(4,553)	(5,127)	13,995,027
Fidelity Series Value Discovery Fund	43,830,370	6,673,835	7,421,971	2,067,979	(151,095)	1,679,788	44,610,927
	1,470,129,520	248,328,522	215,102,089	43,647,787	(4,430,592)	83,900,431	1,582,825,792

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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